ACQUISITIONS - India Wind Portfolio (Details) - India Wind Portfolio $ in Millions, ₨ in Billions	1 Months Ended	12 Months Ended
	Jul. 08, 2019 USD ($) MW	Dec. 31, 2019 USD ($)	Jul. 08, 2019 INR (₨) MW	Jun. 07, 2019 MW
Disclosure of detailed information about business combination [line items]
Wind power capacity | MW	105		105	105
Consideration transferred, acquisition-date fair value	$ 67		₨ 4.6
Contingent payment expected	$ 12		₨ 0.8
Percentage of economic interest	25.00%		25.00%
Percentage of voting equity interests acquired	100.00%		100.00%
Acquisition costs (less than)	$ 1
Revenue of combined entity as if combination occurred at beginning of period		$ 37